Maturity [Member] Expense Example - iShares iBonds 2029 Term High Yield and Income ETF - iShares iBonds 2029 Term High Yield and Income ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	$ 145